The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia EM Core ex-China ETF filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2017 (Accession No. 0001193125-17-216773), which is incorporated herein by reference.